Earnings/(loss) per share - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Profit (loss), attributable to owners of parent	€ 136.7	€ 227.1	€ 192.7
Weighted average number of ordinary shares (in shares)	149,841,261	161,441,977	170,537,002
Key management personnel of entity or parent [member]
Earnings per share [line items]
Adjusted shares for dilutive impact of 2018 non-executive restricted stock awards (in shares)	20,000	60,041	36,000
Dilutive effect of share options on weighted average number of ordinary shares	336,567	198,449	87,656
Dilutive effect of contingently issuable shares on weighted average number of ordinary shares	0	519,433	543,256